Organizations and Principal Activities (Details) - Schedule of consolidated financial statements - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements [Line Items]
Cash and cash equivalents	¥ 46,886	$ 6,798	¥ 125,064
Other current assets	316,832	45,936	382,788
Total current assets	363,718	52,734	507,852
Property and equipment, net	131,291	19,035	229,655
Right-of-use assets, net	319,263	46,289	644,886
Goodwill			28,912
Other non-current assets	213,182	30,908	333,442
Total non-current assets	663,736	96,232	1,236,895
TOTAL ASSETS	1,027,454	148,966	1,744,747
Accounts payable	273,813	39,699	261,204
Lease liabilities, current	162,791	23,602	256,178
Other current liabilities	318,570	46,188	436,031
Total current liabilities	755,174	109,489	953,413
Lease liabilities, non-current	153,298	22,226	413,593
Other non-current liabilities	9,297	1,348	24,077
Total non-current liabilities	162,595	23,574	437,670
Total liabilities	¥ 917,769	$ 133,063	¥ 1,391,083